UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006
                                               --------------

Check here if Amendment [x]; Amendment Number: three
         This Amendment (Check only one.):
                        [X]  is a restatement.
                        []  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 108 Traders Cross, Suite 105
         Bluffton, SC 29910

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 705-6690

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Bluffton, SC      August 14, 2006
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]


Comments:
This report contains a restatement of the values of our 13F holdings because of an error in the basis for our original report. Dividend Growth Advisors, LLC is now below the threshold of $100 million for 13F reporting. However, we are filing this amendment to correct our March 31, 2006 report and will continue to file because we expect to be at the threshold by year-end. Coca Cola Enterprises has been dropped from the report because, with the restatement of value, it no longer meets the reporting criteria. General Mills has been added because it was inadvertently omitted from the original report.


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:       66
                                        -------------

Form 13F Information Table Value Total:    $90,077
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

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FORM 13F INFORMATION TABLE

                                                       INVEST-   OTHER  VOTING
NAME OF ISSUER         TITLE OF  CUSIP    VALUE  SHRS  MENT DIS- MANA-  AUTHORITY
                        CLASS            (X$1000)      CRETION   GERS    SOLE



Aflac Inc                 Common 001055102  1591  34500    SOLE   N/A    34500
Abbott Laboratories       Common 002824100  2227  52195    SOLE   N/A    52195
Altria Group Inc.         Common 02209S103   224   3140    SOLE   N/A     3140
American International Gr Common 026874107   443   6720    SOLE   N/A     6720
Amgen Inc                 Common 031162100   909  12475    SOLE   N/A    12475
Archer Daniels Midland    Common 039483102  2449  65854    SOLE   N/A    65854
Arrow International       Common 042764100  1655  52670    SOLE   N/A    52670
Automatic Data Processing Common 053015103   947  20475    SOLE   N/A    20475
BB&T Corporation          Common 054937107   733  18385    SOLE   N/A    18385
Bank of America Corp      Common 060505104  3051  65552    SOLE   N/A    65552
Caterpillar Inc           Common 149123101  2838  37445    SOLE   N/A    37445
Chevron Corp              Common 166764100   364   6120    SOLE   N/A     6120
Chubb Corp.               Common 171232101   517   5300    SOLE   N/A     5300
Citigroup Inc             Common 172967101  2708  56117    SOLE   N/A    56117
Crosstex Energy LP        Common 22765U102   330   9570    SOLE   N/A     9570
Dentysplay International  Common 249030107   405   7150    SOLE   N/A     7150
Doral Financial Corp      Common 25811P100   131  11450    SOLE   N/A    11450
Duff & Phelps Util Cor    Common 26432K108   231  19100    SOLE   N/A    19100
Eaton Vance               Common 278265103  2141  75820    SOLE   N/A    75820
Ecolab Inc                Common 278865100   773  20120    SOLE   N/A    20120
Emerson Electric Co       Common 291011104   892  10755    SOLE   N/A    10755
Enbridge Energy Partners  Common 29250R106  2200  50525    SOLE   N/A    50525
Enterprise Products Partn Common 293792107  2904 117239    SOLE   N/A    17239
Energy Transfer Partners  Common 29273R109  2133  54090    SOLE   N/A    54090
Exxon Mobil Corp          Common 30231G102  2058  33113    SOLE   N/A    33113
Franklin Electric Co. Inc Common 353514102  1975  35040    SOLE   N/A    35040
General Electric Company  Common 369604103  3641 105795    SOLE   N/A   105795
General Mills Inc.        Common 370334104   344   6784    SOLE   N/A     6784
Genzyme Corp              Common 372917104   448   6600    SOLE   N/A     6600
John Han Bk & Thrift Opp  Common 409735107   159  16311    SOLE   N/A    16311
Home Depot                Common 437076102  2024  47454    SOLE   N/A    47454
JP Morgan Chase & Co.     Common 46625H100   991  23303    SOLE   N/A    23303
Johnson & Johnson         Common 478160104  2066  35384    SOLE   N/A    35384
Kayne Anderson MLP Invest Common 486606106  1108  42950    SOLE   N/A    42950
Kinder Morgan Energy Part Common 494550106  1765  36515    SOLE   N/A    36515
Lehman Bros               Common 524908100   260   1750    SOLE   N/A     1750
Magellan Midstream Partne Common 55907R108  3328 100040    SOLE   N/A   100040
McDonald's Corp           Common 580135101  1782  51200    SOLE   N/A    51200
Medtronic Inc             Common 585055106  1346  26615    SOLE   N/A    26615
Meridian Bioscience Inc   Common 589584101   614  22300    SOLE   N/A    22300
Microsoft Corp.           Common 594918104  1019  36730    SOLE   N/A    36730
Natural Resource Partners Common 63900P103  1851  35470    SOLE   N/A    35470
Northern Border Partners  Common 664785102   294   6100    SOLE   N/A     6100
Pentair Inc               Common 709631105  2107  52295    SOLE   N/A    52295
Pepsico Inc               Common 713448108   812  14020    SOLE   N/A    14020
Pfizer Inc                Common 717081103  2222  88298    SOLE   N/A    88298
Pimco Corporate Income Fu Common 72200U100   214  14000    SOLE   N/A    14000
Plains All Amer Pipeline  Common 726503105  1755  39235    SOLE   N/A    39235
Praxair Inc               Common 74005P104  1347  24165    SOLE   N/A    24165
Principal Financial Group Common 74251V102   205   4100    SOLE   N/A     4100
Proctor & Gamble          Common 742718109  1953  33896    SOLE   N/A    33896
Roper Industries Inc      Common 776696106  1951  39350    SOLE   N/A    39350
Staples Inc               Common 855030102   838  31650    SOLE   N/A    31650
State Street Corp         Common 857477103  1174  19245    SOLE   N/A    19245
Sunoco Logistics Partners Common 86764L108  3329  80360    SOLE   N/A    80360
Synovus Financial Corp    Common 8716C0105   841  30890    SOLE   N/A    30890
Teppco Partners LP        Common 872384102   293   8000    SOLE   N/A     8000
Teleflex Inc              Common 879369106  1248  17385    SOLE   N/A    17385
Tortoise Energy Infrastru Common 89147L100   937  33520    SOLE   N/A    33520
US Bancorp                Common 902973304  1440  46765    SOLE   N/A    46765
Universal Stainless Alloy Common 913837100   247   9506    SOLE   N/A     9506
United Technologies Corp. Common 913017109  1841  31610    SOLE   N/A    31610
Valero LP                 Common 91913W104   959  19210    SOLE   N/A    19210
Wachovia Corp             Common 929903102  1586  27892    SOLE   N/A    27892
Wells Fargo & Company     Common 949746101  1968  30220    SOLE   N/A    30220
Wolverine World Wide Inc  Common 978097103   941  43650    SOLE   N/A    43650

                                            3
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